Cover	May 06, 2025
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	RADNET, INC.
Entity Central Index Key	0000790526
Entity Tax Identification Number	13-3326724
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1510 Cotner Avenue
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	445-2800
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false